Non-current assets of disposal groups classified as held for sale (Details Textual)		1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 08, 2017 CLP ($)	May 31, 2017 CLP ($)	May 31, 2017 CLF ( )	Nov. 30, 2015 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2017 CLF ( )	Jan. 07, 2017 CLP ($)	Jan. 07, 2017 CLF ( )	Jan. 08, 2016 CLF ( )
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale						$ 2,305,711,000	$ 2,377,887,000
Other gains (losses)						(7,716,791,000)	(8,345,907,000)	$ 8,512,000,000
Other Income						$ 6,717,902,000	$ 5,144,154,000	$ 6,577,244,000
Compañía Pisquera de Chile S.A. [Member]
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Proportion Of Subsidiary Ownership Percentage Sold						49.00%			49.00%
Compañía Pisquera de Chile S.A. [Member] | Chile operating segment [Member]
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale										$ 3,844,364,000	150,000,000	20,000
Proportion Of Subsidiary Ownership Percentage Sold										49.00%	49.00%
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 512,596,000	$ 578,958	20,000
Amounts receivable, related party transactions						$ 2,411,832			90,000
Other gains (losses)					$ 1,401,253,000
Sidra La Victoria S.A. [Member] | International Business Operating Segment [Member]
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Other Income				$ 1,977,432,000